Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Growth Fund
Class Name	Institutional Class
Trading Symbol	ZVNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Net Assets	$ 136,652,640
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$136,652,640
Number of Holdings	36
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Tesla, Inc.	9.9%
NVIDIA Corporation	8.3%
Shopify, Inc.	6.5%
Axon Enterprise, Inc.	6.5%
The Trade Desk, Inc.	6.0%
MercadoLibre, Inc.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	4.2%
ServiceNow, Inc.	4.1%
Netflix, Inc.	3.4%

Updated Prospectus Web Address	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Investor Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Growth Fund
Class Name	Investor Class
Trading Symbol	ZVNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.30%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.30%
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Net Assets	$ 136,652,640
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$136,652,640
Number of Holdings	36
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Tesla, Inc.	9.9%
NVIDIA Corporation	8.3%
Shopify, Inc.	6.5%
Axon Enterprise, Inc.	6.5%
The Trade Desk, Inc.	6.0%
MercadoLibre, Inc.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	4.2%
ServiceNow, Inc.	4.1%
Netflix, Inc.	3.4%

Updated Prospectus Web Address	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Genea Fund
Class Name	Institutional Class
Trading Symbol	ZVGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.00%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Net Assets	$ 77,817,099
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$77,817,099
Number of Holdings	28
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers	(%)
Tesla, Inc.	10.8%
NVIDIA Corporation	8.6%
The Trade Desk, Inc.	8.1%
Shopify, Inc.	8.0%
Axon Enterprise, Inc.	7.6%
MercadoLibre, Inc.	6.1%
Amazon.com, Inc.	4.9%
Netflix, Inc.	4.1%
Datadog, Inc.	3.6%
Uber Technologies, Inc.	3.5%

Updated Prospectus Web Address	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Investor Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Genea Fund
Class Name	Investor Class
Trading Symbol	ZVGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.30%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.30%
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Net Assets	$ 77,817,099
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$77,817,099
Number of Holdings	28
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers	(%)
Tesla, Inc.	10.8%
NVIDIA Corporation	8.6%
The Trade Desk, Inc.	8.1%
Shopify, Inc.	8.0%
Axon Enterprise, Inc.	7.6%
MercadoLibre, Inc.	6.1%
Amazon.com, Inc.	4.9%
Netflix, Inc.	4.1%
Datadog, Inc.	3.6%
Uber Technologies, Inc.	3.5%

Updated Prospectus Web Address	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/